INCOME TAXES (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	May 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Income tax provision
Changes in valuation allowance						5,119,972	3,349,031
Increased in valuation allowance related to current tax provision						1,496,544
Increased in valuation allowance related to prior year adjustments and net operating expirations						3,623,428
Federal net operating loss carryforwards						87,000,000	$ 87,000,000
Net operating loss carryforward						14,000,000
Operating loss carryforwards, expiration						$ 13,000,000
Paycheck Protection Program (PPP Loan) [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from loan	$ 33,332